SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The financial statements include some amounts that are based on management's best estimates and judgments. The most significant estimates relate to depreciation, amortization, and valuation of warrants, warrant and derivative liabilities, and options to purchase shares of the Company's common stock. These estimates may be adjusted as more current information becomes available, and any adjustment could be significant.

Valuation of Derivative Instruments

Valuation of Derivative Instruments

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging: Contracts on an Entity’s Own Equity, addresses whether an equity-linked contract qualifies as equity in the entity’s financial statements. Agreements where an entity has insufficient authorized and unissued shares to settle the contract generally are accounted for as a liability and marked to fair value through earnings each reporting period. The Company evaluates its financial instruments to determine if such instruments are liabilities or contain features that qualify as embedded derivatives. For financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then revalued at each reporting date, with changes in the fair value reported as charges or credits to income.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1 - Unadjusted quoted prices in active markets for identical instruments that are accessible by the Company on the measurement date.

Level 2 - Quoted prices in markets that are not active or inputs which are either directly or indirectly observable.

Level 3 - Unobservable inputs for the instrument requiring the development of assumptions by the Company.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying values of the Company’s financial instruments including cash equivalents, restricted cash, accounts receivable, and accounts payable are approximately equal to their respective fair values due to the relatively short-term nature of these instruments. The Company’s warrant liabilities and derivative liabilities are estimated using level 3 inputs (see Note 3).

Derivative Financial Instruments

Derivative Financial Instruments

The Company has derivative financial instruments that are not hedges and do not qualify for hedge accounting. Changes in the fair value of these instruments are recorded in other income (expenses), on a net basis in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company had no cash equivalents at June 30, 2024 and December 31, 2023. The Company maintains cash deposits at several financial institutions, which are insured by the FDIC up to $250,000. The Company’s cash balance may at times exceed these limits. On June 30, 2024, and December 31, 2023, the Company had $818,591 and $761,800, respectively, in excess of federally insured limits. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. The Company maintains no international bank accounts. As of June 30, 2024, $10,000 of the Company’s cash was restricted as collateral related to the credit card program offered by our bank.

Accounts Receivable, Less Allowance for Doubtful Accounts

Accounts Receivable, Less Allowance for Doubtful Accounts

The Company estimates an allowance for doubtful accounts based upon an evaluation of the current status of receivables, historical experience, and other factors as necessary. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. The allowance for doubtful accounts was $0 on June 30, 2024, and December 31, 2023.

Revenue Recognition

Revenue Recognition

Revenues are recognized when a contract with a customer exists, and at that point in time when we have delivered a Nociscan report to our customer. Revenue is recognized in the amount that reflects the negotiated consideration expected to be received in exchange for those reports. Following the delivery of the report, the company has no ongoing obligations or services to provide to the customer. Customers pay no other upfront, licensing, or other fees. To date, our reports are not reimbursable under any third-party payment arrangements, The Company invoices its customers based on the billing schedules in its sales arrangements. Payment terms range generally from 30 to 90 days from the date of invoice.

Liquidity, Capital Resources and Going Concern

Liquidity, Capital Resources and Going Concern

The Company believes that the net proceeds from the February 2024 initial public offering, and subsequent funding from the April 2024 equity line agreement described in Note 11, will be sufficient to fund current operating plans into the third quarter of 2024, approaching our final maturity repayment of our unsecured non-convertible note, which is due in September 2024. The Company has based these estimates, however, on assumptions that may prove to be wrong, and could spend available financial resources much faster than we currently expect. The Company will need to raise additional funds to continue funding our technology development. Management plans to secure such additional funding.

As a result of the Company’s recurring losses from operations and the need for additional financing to fund its operating and capital requirements, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based awards in accordance with provisions of ASC Topic 718, Compensation—Stock Compensation, under which the Company recognizes the grant-date fair value of stock-based awards issued to employees and nonemployee board members as compensation expense on a straight-line basis over the vesting period of the award, while awards containing a performance condition are recognized as expense when the achievement of the performance criteria is achieved. The Company uses the Black-Scholes option pricing model to determine the grant-date fair value of stock options. The Company records expense for forfeitures in the periods they occur.

The exercise or strike price of each option is not less than 100% of the fair market value of the Common Stock subject to the option on the date the option is granted.

The Company issues restricted stock unit awards to non-employee consultants who are providing various services. The awards are valued at the market price on the date of the grant. The awards vest over the contract life and based on achievement of targeted performance milestones.

On occasion, the Company grants common stock to compensate vendors for services rendered.

Deferred Financing Costs

Deferred Financing Costs

The Company capitalizes certain legal, accounting, and other fees and costs that are directly attributable to in-process equity financings as deferred offering costs until such financings are completed. Upon the completion of an equity financing, these costs are recorded as a reduction of additional paid-in capital of the related offering. Upon the completion of the public offering in February 2024, approximately $566,200 of offering costs related to the public offering were reclassified to additional paid-in capital ($310,105 deducted from proceeds, and $256,094 paid or accrued). Upon the completion of the issuance of shares pursuant to the equity line in the first quarter of 2024, $133,000 of offering costs were reclassified to additional paid-in capital.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay the adoption of new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period to comply with certain new or revised accounting standards that have different effective dates for public and private companies.